Schedule of Stock Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Warrants
Number of Warrants - Liability Classified Outstanding	367,015	367,015
Number of Warrants - Equity Classified Outstanding
Weighted Average Exercise Price Outstanding	$ 20.00	$ 20.00
Number of Warrants - Liability Classified Granted
Number of Warrants - Liability Classified Granted	117,903
Weighted Average Exercise Price Outstanding	$ 20.00
Number of Warrants - Liability Classified Outstanding	367,015	367,015
Number of Warrants - Equity Classified Outstanding	117,903
Weighted Average Exercise Price Outstanding	$ 20.00	$ 20.00